Accrued expenses (Details) - USD ($) $ in Thousands	Dec. 31, 2025	Dec. 31, 2024
Disclosure of transactions between related parties [line items]
Total	$ 424,577	$ 519,760
Nonrelated Party
Disclosure of transactions between related parties [line items]
Total	170,438	283,212
Related Party
Disclosure of transactions between related parties [line items]
Total	$ 254,139	$ 236,548